Income Taxes (Benefit) - Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Domestic	$ (169,372)					$ 167,624	$ 243,053	$ 234,436
Foreign	10,569					102,635	112,620	99,945
Earnings (loss) before income taxes (benefit)	$ (158,803)	$ (87,153)	$ (228,838)	$ 111,541	$ 205,651	$ 270,259	$ 355,673	$ 334,381